UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Item 1. Reports to Stockholders.

HORIZONS ETF TRUST

Horizons Korea KOSPI 200 ETF

Semi-annual Report

January 31, 2015

Horizons ETF Trust	January 31, 2015
TABLE OF CONTENTS

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objective. The Funds are non-diversified and may invest a greater portion of their assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual Shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, Shares are not individually redeemable directly from the Funds. The Funds issue and redeem Shares on a continuous basis, at NAV, only in large blocks of Shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons Korea KOSPI 200 ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 97.9%
Consumer Discretionary 14.5%
Cheil Worldwide, Inc.	450	8,127
Coway Co., Ltd.	280	22,482
Dae Won Kang Up Co., Ltd.	224	1,282
Daekyo Co., Ltd.	142	904
Dong Ah Tire & Rubber Co., Ltd.	52	899
Dongyang Mechatronics Corp.	121	733
Global & Yuasa Battery Co., Ltd.	46	1,708
Grand Korea Leisure Co., Ltd.	170	6,234
Halla Visteon Climate Control Corp.	208	8,835
Handsome Co., Ltd.	76	2,127
Hanil E-Hwa Co., Ltd.	34	438
Hankook Tire Co., Ltd.	414	19,952
Hansae Co., Ltd.	90	3,139
Hotel Shilla Co., Ltd.	186	17,350
Huvis Corp.	76	796
Hwashin Co., Ltd.	88	561
Hyundai Department Store Co., Ltd.	84	9,180
Hyundai Mobis Co., Ltd.	380	86,182
Hyundai Motor Co.	860	133,306
Hyundai Wia Corp.	78	10,985
Kangwon Land, Inc.	776	22,992
KIA Motors Corp.	1,470	61,838
Kumho Tire Co., Inc. *	660	5,861
LF Corp.	106	3,054
LG Electronics, Inc.	594	33,027
Lotte Shopping Co., Ltd.	52	11,294
Mando Corp.	34	1,978
Motonic Corp.	46	578
Nexen Tire Corp.	216	3,081
S&T Motiv Co., Ltd.	44	1,789
Sejong Industrial Co., Ltd.	50	620
Shinsegae Co., Ltd.	42	6,184
SL Corp.	66	1,068
Ssangyong Motor Co. *	230	1,937
The Basic House Co., Ltd. *	64	966
Toray Chemical Korea, Inc. *	104	1,341

		492,828

Consumer Staples 7.1%
Able C&C Co., Ltd.	56	1,119
Amorepacific Corp.	18	43,638
Amorepacific Group	14	16,042
Binggrae Co., Ltd.	32	2,177
CJ Cheiljedang Corp.	44	14,164
Crown Confectionery Co., Ltd.	4	856
Daesang Corp.	116	4,036
Dongwon F&B Co., Ltd.	6	1,800

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Consumer Discretionary, continued
E-Mart Co., Ltd.	116	22,065
GS Retail Co., Ltd.	150	3,580
Hite Jinro Co., Ltd.	176	3,743
Korea Kolmar Co., Ltd.	86	4,538
KT&G Corp.	612	44,886
LG Household & Health Care, Ltd.	52	32,717
Lotte Chilsung Beverage Co., Ltd.	2	3,047
Lotte Confectionery Co., Ltd.	4	6,837
Lotte Food Co., Ltd.	4	2,272
Muhak Co., Ltd. *	79	2,660
Namyang Dairy Products Co., Ltd.	2	1,322
Nongshim Co., Ltd.	18	3,811
Orion Corp.	20	19,204
Ottogi Corp.	8	4,163
Sam Lip General Foods Co., Ltd.	12	2,118
Samyang Corp.	22	1,903

		242,698

Energy 2.0%
GS Holdings Corp.	286	10,906
Hankook Shell Oil Co., Ltd.	4	1,827
SK Innovation Co., Ltd.	386	33,077
S-Oil Corp.	408	22,573

		68,383

Financials 13.2%
BS Financial Group, Inc.	970	12,286
Daewoo Securities Co., Ltd.	1,002	9,255
Dongbu Insurance Co., Ltd.	236	11,482
Hana Financial Group, Inc.	1,536	45,371
Hankook Tire Worldwide Co., Ltd.	130	2,996
Hanwha Life Insurance Co., Ltd.	2,422	17,232
Hyundai Securities Co., Ltd.	568	3,901
Industrial Bank of Korea	1,078	12,766
KB Financial Group, Inc.	2,048	68,922
Korea Investment Holdings Co., Ltd.	234	11,128
Mirae Asset Securities Co., Ltd. +	160	6,806
Samsung Card Co., Ltd.	194	6,777
Samsung Fire & Marine Insurance Co., Ltd.	198	53,416
Samsung Life Insurance Co., Ltd.	558	57,407
Samsung Securities Co., Ltd.	320	13,929
Shinhan Financial Group Co., Ltd.	2,380	97,942
Woori Bank	1,358	10,929
Woori Investment & Securities Co., Ltd.	612	6,212

		448,757

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Health Care 1.0%
Bukwang Pharmaceutical Co., Ltd.	134	2,530
Daewoong Pharmaceutical Co., Ltd.	30	1,701
Dong-A Socio Holdings Co., Ltd.	20	2,295
Dong-A ST Co., Ltd.	30	2,431
Green Cross Corp.	32	4,068
Hanmi Pharmaceuticals Co., Ltd. *	34	3,041
Il Yang Pharmaceutical Co., Ltd.	64	1,650
Kwang Dong Pharmaceutical Co., Ltd.	190	1,903
LG Life Sciences, Ltd. *	64	2,733
Suheung Co., Ltd.	32	1,446
Yuhan Corp.	52	8,132
Yungjin Pharmaceutical Co., Ltd. *	496	642

		32,572

Industrials 11.0%
CJ Corp.	72	11,358
CJ Korea Express Corp. *	50	8,756
Daelim Industrial Co., Ltd.	156	7,846
Daewoo Engineering & Construction Co., Ltd. *	1,160	7,192
Daewoo International Corp.	222	5,583
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	748	13,339
Doosan Corp.	40	3,804
Doosan Engine Co., Ltd. *	214	1,536
Doosan Heavy Industries & Construction Co., Ltd.	326	6,946
Doosan Infracore Co., Ltd. *	694	6,474
DY Power Corp. *	64	635
Fursys, Inc.	22	621
Hanjin Heavy Industries & Construction Co., Ltd. *	348	1,238
Hyundai Development Co. Engineering & Construction	358	14,127
Hyundai Elevator Co., Ltd. *	60	3,567
Hyundai Engineering & Construction Co., Ltd.	404	16,127
Hyundai Glovis Co., Ltd.	62	13,863
Hyundai Heavy Industries Co., Ltd.	276	28,520
Hyundai Merchant Marine Co., Ltd. *	660	6,187
Hyundai Mipo Dockyard Co., Ltd. *	56	3,954
IS Dongseo Co., Ltd.	50	2,679
KCC Corp.	30	15,118
KEPCO Engineering & Construction Co., Inc.	54	2,106
KEPCO Plant Service & Engineering Co., Ltd.	100	8,075
Korea Aerospace Industries, Ltd.	380	16,280

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, continued
Korea Electric Terminal Co., Ltd.	40	2,367
Korean Air Lines Co., Ltd. *	150	6,516
LG Corp.	530	30,002
LG Hausys, Ltd.	36	5,909
LG International Corp.	152	5,108
LS Corp.	98	4,315
LS Industrial Systems Co., Ltd.	92	5,098
Posco Plantec Co., Ltd. *	294	999
S&T Dynamics Co., Ltd.	108	993
S-1 Corp.	138	10,096
Samsung C&T Corp.	740	37,762
Samsung Engineering Co., Ltd.	178	6,186
Samsung Heavy Industries Co., Ltd.	966	15,813
Samsung Techwin Co., Ltd.	208	4,365
SK Holdings Co., Ltd.	158	24,708
SK Networks Co., Ltd.	830	7,142

		373,310

Information Technology 34.3%
Daeduck Electronics Co., Ltd.	190	1,616
Daeduck GDS Co., Ltd.	86	995
Hansol Technics Co., Ltd. *	99	1,240
Iljin Display Co., Ltd.	86	520
Iljin Materials Co., Ltd. *	88	592
Jahwa Electronics Co., Ltd.	60	820
Korea Circuit Co., Ltd.	52	604
LG Display Co., Ltd.	1,298	42,791
LG Innotek Co., Ltd.	64	5,730
Naver Corp.	166	108,693
NCsoft Corp.	98	18,103
Samsung Electro-Mechanics Co., Ltd.	334	20,465
Samsung Electronics Co., Ltd.	616	768,945
Samsung SDI Co., Ltd.	272	32,088
Sindoh Co., Ltd.	30	1,967
SK C&C Co., Ltd.	140	30,087
SK Hynix, Inc.	3,176	138,396

		1,173,652

Materials 8.5%
Dongkuk Steel Mill Co., Ltd. *	258	1,321
Foosung Co., Ltd. *	236	656
Hanil Cement Co., Ltd.	24	3,632
Hansol Paper Co., Ltd.	170	1,228
Hansol Paper Co., Ltd. *	103	1,850
Hanwha Chemical Corp.	496	5,579
Hanwha Corp.	250	6,264
Huchems Fine Chemical Corp.	136	3,296

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	January 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Materials, continued
Hyosung Corp.	128	8,498
Hyundai Hysco Co., Ltd.	50	3,521
Hyundai Steel Co.	422	25,432
ISU Chemical Co., Ltd.	52	413
KISWIRE, Ltd.	32	1,182
Kolon Corp.	34	703
Kolon Industries, Inc.	90	3,823
Korea Petrochemical Industrial Co., Ltd.	14	1,052
Korea Zinc Co., Ltd.	48	18,853
Kukdo Chemical Co., Ltd.	24	1,025
Kumho Petro Chemical Co., Ltd.	102	8,367
LG Chem, Ltd.	258	46,835
Lock & Lock Co., Ltd.	92	875
Lotte Chemical Corp.	86	13,724
Moorim P&P Co., Ltd.	192	690
Namhae Chemical Corp.	124	1,004
OCI Co., Ltd.	86	6,150
Poongsan Corp.	110	2,289
POSCO	414	95,597
Samkwang Glass	14	955
Samsung Fine Chemicals Co., Ltd.	94	2,936
SeAH Besteel Corp.	70	2,039
SeAH Steel Corp.	14	979
SK Chemicals Co., Ltd.	94	5,252
SKC Co., Ltd.	112	3,098
Songwon Industrial Co., Ltd.	88	698
Ssangyong Cement Industrial Co., Ltd. *	312	4,294
Taekwang Industrial Co., Ltd.	2	2,063
Unid Co., Ltd.	16	860
Young Poong Corp.	2	2,601

		289,634

Telecommunication Services 4.0%
KT Corp.	1,238	33,907
LG Uplus Corp.	1,584	17,528
SK Telecom Co., Ltd.	316	83,515

		134,950

Utilities 2.3%
Korea Electric Power Corp.	1,790	70,716
Korea Gas Corp.	206	8,515

		79,231

TOTAL SOUTH KOREA COMMON STOCKS (Cost $3,514,649)		3,336,015

Security Description	Shares	Value ($)
SOUTH KOREA RIGHTS (NM)
Industrials 0.0% (NM)
Hyundai Merchant Marine Co., Ltd., 3/6/15	101	275

TOTAL SOUTH KOREA RIGHTS (Cost $—)		275

TOTAL INVESTMENTS (Cost $3,514,649) — 97.9%		3,336,290
Other Net Assets (Liabilities) 2.1%		72,168

NET ASSETS 100.0%		$3,408,458

*	Non-income producing security

+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.

NM	Not meaningful, amount less than 0.05%.

The Horizons KOSPI 200 ETF was invested in the following sectors as of January 31, 2015:

	Value	% of Net Assets
Information Technology	$1,173,652	34.3%
Consumer Discretionary	492,828	14.5%
Financials	448,757	13.2%
Industrials	373,585	11.0%
Materials	289,634	8.5%
Consumer Staples	242,698	7.1%
Telecommunication Services	134,950	4.0%
Utilities	79,231	2.3%
Energy	68,383	2.0%
Health Care	32,572	1.0%
Other Net Assets (Liabilities)	72,168	2.1%

Total	$3,408,458	100.0%

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	January 31, 2015
STATEMENT OF ASSETS AND LIABILITIES	(Unaudited)

Horizons Korea KOSPI 200 ETF

Assets
Investments, at value (Cost $3,514,649)	$3,336,290
Cash	22,315
Dividends and interest receivable	51,194

Total Assets	3,409,799

Liabilities
Management fees payable	1,341

Total Liabilities	1,341

Net Assets	$3,408,458

Net Assets consist of
Capital	$3,703,556
Accumulated net investment income (loss)	(18,295)
Accumulated net realized gains (losses) on investments and foreign currency	(98,613)
Net unrealized appreciation/depreciation on investments and foreign currency	(178,190)

Net Assets	$3,408,458

Net Assets	$3,408,458
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	102,860
Net Asset Value	$33.14

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	January 31, 2015
STATEMENT OF OPERATIONS	(Unaudited)

Horizons Korea KOSPI 200 ETF
Six Months Ended January 31, 2015

Investment Income
Dividend income	$75,742
Interest income	243
Foreign tax withholding	(10,082)

Total Investment Income	65,903

Expenses
Management fees	9,841

Total Expenses	9,841

Net Investment Income (Loss)	56,062

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments and foreign currency transactions	(98,612)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(673,138)

Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(771,750)

Change in Net Assets Resulting From Operations	$(715,688)

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF
STATEMENT OF CHANGES IN NET ASSETS

	Horizons Korea KOSPI 200 ETF
	Six Months Ended January 31, 2015 (unaudited)	For the period March 3, 2014(a) through July 31, 2014

From Investment Activities
Operations
Net investment income (loss)	$56,062	$(907)
Net realized gains (losses) on investments and foreign currency transactions	(98,612)	3,892
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(673,138)	494,948

Change in net assets resulting from operations	(715,688)	497,933

Distributions to Shareholders From
Net investment income	(74,935)	—
Net realized gains on investments and foreign currency transactions	(2,408)	—

Change in net assets from distributions	(77,343)	—

Capital Transactions
Proceeds from shares issued	—	5,252,281
Cost of shares redeemed	(1,648,825)	—

Change in net assets resulting from capital transactions	(1,648,825)	5,252,281

Change in net assets	(2,441,856)	5,750,214

Net Assets
Beginning of period	$5,850,314	$100,100	(b)

End of period	$3,408,458	$5,850,314

Accumulated net investment income (loss)	$(18,295)	$578

Share Transactions
Issued	—	150,000
Redeemed	(50,000)	—

Change in Shares	(50,000)	150,000

(a)	Commencement of operations.

(b)	Beginning capital of $100,100 was contributed from the Adviser in exchange for 2,860 shares of Horizons KOSPI 200 ETF in connection with commencement of operations.

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Total return at market(a)(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000’s)	Portfolio Turnover(a)
Horizons Korea KOSPI 200 ETF
Six Months Ended January 31, 2015 (unaudited)	$38.27	0.31	(4.93)	(4.62)	(0.49)	(0.02)	(0.51)	$33.14	(12.06)%	(12.62)%	0.38%	2.17%	$3,408	2%
March 3, 2014(e) through July 31, 2014	$35.00	(0.01)	3.28	3.27	—	—	—	$38.27	9.34%	9.94%	0.38%	(0.04)%	$5,850	1%

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

See Notes to Financial Statements.

Horizons ETF Trust	January 31, 2015
NOTES TO FINANCIAL STATEMENTS	(Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of January 31, 2015, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, “Financial Services — Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value a Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Horizons ETF Trust	January 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2015, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Level 3	Total Investments

Investment Securities
South Korea Common Stocks	$3,336,015	$—	$—	$3,336,015
Rights	—	275	—	275
Total Investments	$3,336,015	$275	$—	$3,336,290

Please refer to the Schedule of Portfolio Investments to view securities segregated by sector. The Fund’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of January 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. For the period ended January 31, 2015, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Realized gains and losses on investments are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date.

Horizons ETF Trust	January 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

Korean-based corporations have generally adopted calendar year-ends, and their interim and final corporate actions are normally approved, finalized and announced after the ex-dividend dates. Generally, a Korean-based corporation’s dividend is estimated and recorded by the Korea Fund on the ex-dividend date, principally in December (and to a much lesser extent — in June), and paid in the following calendar quarter. Any subsequent adjustments thereto by Korean corporations are recorded when announced. Certain other dividends and related withholding taxes, if applicable, from Korean securities may be recorded subsequent to the ex-dividend date as soon as the Korea Fund is informed of such dividends and taxes. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

Federal Income Tax

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Korea Fund qualifies as a regulated investment company.

Management of the Korea Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Korea Fund to record a tax liability and, therefore, there is no impact to the Korea Fund’s financial statements.

Distributions to Shareholders

The Trust declares and pays dividends on net investment income, if any, semi-annually. The Trust also makes distributions of net capital gains, if any, at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Horizons ETFs Management (USA) LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Management Agreement (the “Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Trust.

Horizons ETF Trust	January 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

For the services it provides to the Korea Fund, the Adviser receives a fee, which is calculated daily and paid monthly at the rate of 0.38% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Trust other than the management fee, distribution fees and expenses pursuant to the Trust’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser”) entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the China Fund and the Korea Fund. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-advisor and is responsible for making investment decisions and will continuously review, supervise, and administer the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Trust’s Adviser.

Brokerage Commissions

For the period ended January 31, 2015, the Korea Fund paid approximately $24, on the execution of purchases sales of portfolio investments, to broker/dealers affiliated with the Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in Shares of any Fund. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

No fees are currently charged to the Korea Fund under the Distribution and Services Plan. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, transfer agent and dividend disbursing agent for the Trust pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Trust pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Adviser and affiliates of the Distributor.

4. Investment Transactions

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended January 31, 2015 aggregated $105,336 and $1,758,653, respectively.

5. Capital Share Transactions

Shares of each Fund, after commencing operations, are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because a Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Horizons ETF Trust	January 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Country Concentration Risk: To the extent that an Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

Horizons ETF Trust	January 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

7. Federal Income Tax Information

As of tax year ended July 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)

Korea Fund	$36,497	$—	$461,436	$497,933

At January 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Korea Fund	$3,548,160	$225,613	$(437,483)	$(211,870)

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Horizons ETF Trust	January 31, 2015
DISCLOSURE OF FUND EXPENSES	(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that a Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for a Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess a Fund’s comparative cost by comparing the hypothetical results for a Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — not your Fund’s actual return — the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 8/1/14	Actual Ending Account Value 1/31/15	Hypothetical Ending Account Value 1/31/15	Actual Expenses Paid During the Period 8/1/14 - 1/31/15(*)	Hypothetical Expenses Paid During the Period 8/1/14 - 1/31/15(*)	Annualized Expense Ratio During Period 8/1/14 - 1/31/15
Korea Fund	$1,000.00	$879.40	$1,023.29	$1.80	$1.94	0.38%

(*)	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Horizons ETF Trust	January 31, 2015
OTHER INFORMATION	(Unaudited)

Index/Trademark Licenses/Disclaimers

THE KOREA EXCHANGE (“KRX”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN AND KRX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KRX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN TO LICENSEE, PURCHASERS OF THE FINANCIAL PRODUCTS LINKED TO THE KOSPI 200 INDEX, OR ANY OTHER PERSON OR ENTITY THAT USES THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. KRX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KRX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

KRX makes no representation or warranty, express or implied, to the owners of the financial products linked to the KOSPI 200 Index or any member of the public regarding the advisability of investing in securities generally or in the products particularly or the ability of the KOSPI 200 Index to track general stock market performance (profitability). KRX’s only relationship to the licensee is the licensing of certain trademarks and trade names of KRX and of the KOSPI 200 Index which is determined, composed and calculated by KRX without regard to the licensee or the content of the product. KRX has no obligation to take the needs of the licensee or the owners of the financial products linked to the KOSPI 200 Index into consideration in determining, composing or calculating the KOSPI 200 Index. KRX is not responsible for and has not participated in the determination of the timing of the issuance or sale of the derivative products linked to the KOSPI 200 Index or in the determination or calculation of the equation by which the derivative products linked to the KOSPI 200 Index is to be converted into cash. KRX has no obligation or liability to the owners of the financial products linked to the KOSPI 200 Index in connection with the administration, marketing or trading of the product.

HORIZONS ETF TRUST

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Investment Adviser:

Horizons ETFs Management (USA) LLC

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Investment Sub-Adviser:

Mirae Asset Global Investments (Hong Kong) Ltd.

Level 15, Three Pacific Place, 1 Queen’s Road East

Hong Kong, Hong Kong

Legal Counsel:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Proxy Voting Information

A description of Horizons ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how the Trust voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Horizon ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date	March 30, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date	March 30, 2015